Direct Dial: 216.348.5411

E-mail: mmeaney@mcdonaldhopkins.com

March 2, 2005

Securities and Exchange Commission

Washington, DC  20549

Re:

Ancora Trust Registration Nos. 811-21418 and 333-108196

Ladies and Gentlemen:

Enclosed is Post-Effective Amendment No. 1 to the Form N-1A Registration Statement of Ancora Trust which we are filing pursuant to SEC Rule 485(a).  The purpose of the Amendment is to provide updated financial information and to comply with various new disclosure requirements.

Very truly yours,

/s/Michael J. Meaney

Enclosure

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